Schedule of Investments (unaudited)	iShares® Lithium Miners and Producers ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 40.2%
Albemarle Corp.	2,171	$313,666
Chengxin Lithium Group Co. Ltd., Class A	7,900	25,221
Chunbo Co. Ltd.	667	56,729
CNGR Advanced Material Co. Ltd.	5,800	39,979
Do-Fluoride New Materials Co. Ltd., Class A	10,500	22,419
Foosung Co. Ltd.	7,756	71,763
Ganfeng Lithium Group Co. Ltd., Class A	14,300	85,876
Guangzhou Tinci Materials Technology Co. Ltd., Class A	16,800	59,109
Livent Corp.(a)	10,561	189,887
Ningbo Shanshan Co. Ltd.	20,300	38,791
Shenzhen Capchem Technology Co. Ltd.	6,500	43,142
Shenzhen Dynanonic Co. Ltd.	2,600	22,263
Shenzhen Senior Technology Co. Ltd., Class A	11,200	24,245
Sichuan Yahua Industrial Group Co. Ltd., Class A	10,200	18,732
SK IE Technology Co. Ltd.(a)(b)	2,356	143,351
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	7,200	25,600
Tanaka Chemical Corp.(a)	2,200	14,163
Tianqi Lithium Corp., Class A	13,200	103,321
Yunnan Energy New Material Co. Ltd., Class A	8,700	69,345
		1,367,602
Electrical Equipment — 14.5%
Beijing Easpring Material Technology Co. Ltd., Class A	4,500	24,111
Hunan Changyuan Lico Co. Ltd.	17,268	17,682
Hunan Yuneng New Energy Battery Material Co. Ltd., NVS	6,500	30,978
Jiangsu Ruitai New Energy Materials Co. Ltd., NVS	6,700	16,480
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	15,200	28,756
Ningbo Ronbay New Energy Technology Co. Ltd.	4,296	23,981
Shijiazhuang Shangtai Technology Co. Ltd., NVS	2,500	12,835
Sociedad Quimica y Minera de Chile SA, ADR	5,236	315,312
XTC New Energy Materials Xiamen Co. Ltd., NVS	3,760	20,915
		491,050
Metals & Mining — 37.0%
American Lithium Corp., NVS(c)	31,708	34,879
Core Lithium Ltd.(a)(c)	311,548	53,012
Lake Resources NL(a)	210,382	18,587
Latin Resources Ltd., NVS	383,381	74,281
Liontown Resources Ltd.(a)	175,333	196,649
Security	Shares	Value

Metals & Mining (continued)
Lithium Americas Corp.(a)	23,504	$150,426
Piedmont Lithium Inc.(a)	2,838	80,117
Pilbara Minerals Ltd.	115,362	309,645
Sayona Mining Ltd.(a)(c)	1,336,662	64,422
Sigma Lithium Corp.(a)(c)	4,836	152,479
Sinomine Resource Group Co. Ltd., Class A	6,200	32,453
Tibet Mineral Development Co.	4,800	19,265
Vulcan Energy Resources Ltd.(a)	20,036	38,908
Winsome Resources Ltd., NVS	24,521	17,532
Youngy Co. Ltd.	2,100	15,962
		1,258,617
Technology Hardware, Storage & Peripherals — 7.8%
CosmoAM&T Co. Ltd.(a)	2,328	263,983

Total Long-Term Investments — 99.5%
(Cost: $4,461,027)		3,381,252

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	248,032	248,181

Total Short-Term Securities — 7.3%
(Cost: $248,149)		248,181

Total Investments — 106.8%
(Cost: $4,709,176)		3,629,433

Liabilities in Excess of Other Assets — (6.8)%		(230,688)

Net Assets — 100.0%		$3,398,745

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23	(a)	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$248,108	(b)	$—		$41	$32	$248,181	248,032	$2,729	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—		—		0	(b)	—	—	—	—	313	—
							$41	$32	$248,181		$3,042	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Lithium Miners and Producers ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$10	$(4)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,236,766	$2,144,486	$—	$3,381,252
Short-Term Securities
Money Market Funds	248,181	—	—	248,181
	$1,484,947	$2,144,486	$—	$3,629,433
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4)	$—	$—	$(4)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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